Condensed Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 828	$ 830	$ 858
Other Comprehensive Income
Pension and other postretirement benefit plans obligations (related to corporation net of income tax of $80, $72 and $9, at respective dates and related to utility of $75, $73, and $4, at respective dates)		108	(11)
Gain on investments (net of taxes $26, $3, and $0, at respective dates)	38	4	0
Total other comprehensive income (loss)	151	112	(11)
Comprehensive Income	979	942	847
Preferred stock dividend requirement of subsidiary	14	14	14
Comprehensive Income	965	928	833
Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income
Gain on investments (net of taxes $26, $3, and $0, at respective dates)	38
Other Postretirement Benefit Plans Defined Benefit [Member]
Other Comprehensive Income
Total other comprehensive income (loss)	92
Other Postretirement Benefit Plans Defined Benefit [Member] | Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income
Gain on investments (net of taxes $26, $3, and $0, at respective dates)	0
Other Pension Plans Defined Benefit [Member]
Other Comprehensive Income
Total other comprehensive income (loss)	38
Other Pension Plans Defined Benefit [Member] | Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income
Gain on investments (net of taxes $26, $3, and $0, at respective dates)	38
Defined Benefits Plan Pension [Member]
Other Comprehensive Income
Total other comprehensive income (loss)	21
Defined Benefits Plan Pension [Member] | Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income
Gain on investments (net of taxes $26, $3, and $0, at respective dates)	0
Pacific Gas And Electric Company [Member]
Net income	866	811	845
Other Comprehensive Income
Pension and other postretirement benefit plans obligations (related to corporation net of income tax of $80, $72 and $9, at respective dates and related to utility of $75, $73, and $4, at respective dates)	106	109	(7)
Total other comprehensive income (loss)	106	109	(7)
Comprehensive Income	$ 972	$ 920	$ 838